DEBT	12 Months Ended
Dec. 25, 2021
DEBT

E.DEBT

On November 1, 2018, we entered into a five-year, $375 million unsecured revolving credit facility with a syndicate of U.S. banks led by JPMorgan Chase Bank, N.A., as administrative agent and Wells Fargo Bank, N.A., as syndication agent. The facilities include up to $40 million which may be advanced in the form of letters of credit, and up to $100 million (U.S. dollar equivalent) which may be advanced in Canadian dollars, Australian dollars, pounds Sterling, Euros and such other foreign currencies as may subsequently be agreed upon among the parties. Cash borrowings are charged interest based upon an index selected by the Company, plus a margin that is determined based upon the index selected and upon the financial performance of the Company and certain of its subsidiaries. We are charged a facility fee on the entire amount of the lending commitment, at a per annum rate ranging from 12.5 to 30.0 basis points, also determined based upon our performance. The facility fee is payable quarterly in arrears. On February 28, 2021, our credit agreement was amended to increase the availability from $375 million to $550 million by exercising the accordion  feature in the original agreement.

On August 10, 2020, we entered into an unsecured Note Purchase Agreement under which we issued our 3.04% Series 2020 E Senior Notes, due August 10, 2032, in the aggregate principal amount of $50 million, our 3.08% Series 2020 F Senior Notes, due August 10, 2033, in the aggregate principal amount of $50 million, and our 3.15% Series 2020 G Senior Notes, due August 10, 2035, in the aggregate principal amount of $50 million. Proceeds from the sale of the Series E, F and G Senior Notes were used to fund the acquisition of PalletOne in January 2021.

Outstanding letters of credit extended on our behalf on December 25, 2021 and December 26, 2020 aggregated $54.2 million and $41.0 million; respectively, which includes approximately $7.1 million related to industrial development revenue bonds.  We had an outstanding balance of $7.8 million and $4.7 million, which includes foreign subsidiary borrowings, on the revolver at December 25, 2021, and December 26, 2020, respectively. After considering letters of credit, we had $535.1 million and $363.2 million in remaining availability on the revolver on December 25, 2021, and December 26, 2020, respectively.  Letters of credit have one-year terms, include an automatic renewal clause, and are charged an annual interest rate of 112.5 basis points, based upon our financial performance.

Long-term debt obligations are summarized as follows on December 25, 2021 and December 26, 2020 (amounts in thousands):

	2021	2020
Series 2020 Senior Notes E, due on August 10, 2032, interest payable semi-annually at 3.04%	$50,000	$50,000
Series 2020 Senior Notes F, due on August 10, 2033, interest payable semi-annually at 3.08%	50,000	50,000
Series 2020 Senior Notes G, due on August 10, 2035, interest payable semi-annually at 3.15%	50,000	50,000
Series 2018 Senior Notes C, due on June 14, 2028, interest payable semi-annually at 4.20%	40,000	40,000
Series 2018 Senior Notes D, due on June 14, 2030, interest payable semi-annually at 4.27%	35,000	35,000
Series 2012 Senior Notes Tranche A, due on December 17, 2022, interest payable semi-annually at 3.89%	35,000	35,000
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	40,000
Foreign subsidiary borrowings under revolving credit facility, due on November 1, 2023, interest payable monthly at a floating rate (1.06% on December 25, 2021 and 1.125% on December 26, 2020)	7,818	4,715
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (0.14% on December 25, 2021 and 0.20% on December 26, 2020)	3,300	3,300
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (0.18% on December 25, 2021 and 0.22% on December 26, 2020)	3,700	3,700
Finance leases and foreign affiliate debt	5,544	138
	320,362	311,853
Less current portion	(42,683)	(100)
Less debt issuance costs	(112)	(146)
Long-term portion	$277,567	$311,607

Financial covenants on the unsecured revolving credit facility and unsecured notes include minimum interest coverage tests and a maximum leverage ratio. The agreements also restrict the amount of additional indebtedness we may incur and the amount of assets which may be sold among other industry standard covenants. We were within all of our lending requirements on December 25, 2021 and December 26, 2020.

On December 25, 2021, the principal maturities of long-term debt and finance lease obligations are as follows (in thousands):

2022	$42,683
2023	8,863
2024	40,214
2025	—
2026	302
Thereafter	228,300
Total	$320,362

On December 25, 2021, the estimated fair value of our long-term debt, including the current portion, was $334.6 million, which was $14.3 million more than the carrying value. The estimated fair value is based on rates anticipated to be available to us for debt with similar terms and maturities. We consider the valuations of our long-term debt, including the current portion, to be Level 2 liabilities which rely on quoted prices in markets that are not active or observable inputs over the full term of the liability.